UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Southpaw Asset Management LP
Address: Two Greenwich Office Park
         Greenwich, Connecticut  06831

13F File Number:  028-12926

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin Wyman
Title:     Managing Member of the GP, Southpaw Holdings LLC
Phone:     203.862.6200

Signature, Place, and Date of Signing:

 /s/    Kevin Wyman     Greenwich, Connecticut     May 15, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    18

Form 13F Information Table Value Total:    $68,525 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APPLE INC                      COM              037833100      266      600 SH       SOLE                      600        0        0
APPLIED MICRO CIRCUITS CORP    COM NEW          03822W406      186    25000 SH       SOLE                    25000        0        0
CALLIDUS SOFTWARE INC          NOTE 4.750% 6/0  13123EAB0    29878 31368000 PRN      SOLE                    29878        0        0
CHESAPEAKE ENERGY CORP         NOTE 2.250%12/1  165167CB1    12820 14445000 PRN      SOLE                    12820        0        0
CINCINNATI BELL INC NEW        COM              171871106      108    33000 SH       SOLE                    33000        0        0
COMTECH TELECOMMUNICATIONS C   NOTE 3.000% 5/0  205826AF7    15557 15200000 PRN      SOLE                    15557        0        0
EMCORE CORP                    COM NEW          290846203      281    48286 SH       SOLE                    48286        0        0
JOHNSON & JOHNSON              COM              478160104      204     2500 SH       SOLE                     2500        0        0
LILLY ELI & CO                 COM              532457108      233     4100 SH       SOLE                     4100        0        0
LSI CORPORATION                COM              502161102      136    20000 SH       SOLE                    20000        0        0
MERITOR INC                    COM              59001K100       71    15000 SH       SOLE                    15000        0        0
PEPSICO INC                    COM              713448108      206     2600 SH       SOLE                     2600        0        0
PFIZER INC                     COM              717081103      231     8000 SH       SOLE                     8000        0        0
RF MICRODEVICES INC            COM              749941100      213    40000 SH       SOLE                    40000        0        0
SHIP FINANCE INTERNATIONAL L   NOTE 3.250% 2/0  G81075AE6     7520  7400000 PRN      SOLE                     7520        0        0
SONUS NETWORKS INC             COM              835916107      239   100000 SH       SOLE                   100000        0        0
ULTRALIFE CORP                 COM              903899102      175    40400 SH       SOLE                    40400        0        0
WAL-MART STORES INC            COM              931142103      201     2700 SH       SOLE                     2700        0        0